Investments - Equity method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Equity method investments
Percentage of participating rights held by equity investor	30.00%
Equity method investments		¥ 9,196		¥ 13,475
Summarized condensed financial information
Gross profit		1,082,782	$ 165,944	953,007	¥ 525,663
Net income		4,877	748	176,724	55,083
Net (loss)/earnings attributable to the equity-method investees		(4,279)	$ (656)
Current assets		2,796,015		2,957,027		$ 428,509
Non-current assets		495,997		272,927		76,015
Current liabilities		570,870		466,513		$ 87,491
Medical Cosmetology
Equity method investments
Percentage of participating rights held by equity investor	70.00%
Medical Cosmetology | Other Equity Method Investments
Summarized condensed financial information
Total revenues		32,603			17,042
Gross profit		7,774			10,893
Loss from operations		(8,395)			(5,778)
Net income		(9,440)		8,280	(2,108)
Net (loss)/earnings attributable to the equity-method investees		(8,733)		8,280	¥ (2,108)
Current assets		12,106		7,509
Non-current assets		30,851		20,000
Current liabilities		22,496
Non-controlling interests		1,608
Total shareholders' equity		¥ (20,461)		¥ (27,509)